ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11.                ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2012	2013
Salaries and welfare payable	11,974	16,143
Accrued marketing and promotion fee	689	6,094
Accrued outsourced data processing and other direct costs	3,426	6,453
VAT, business tax and other tax payable	6,248	3,415
Deferred consideration for business acquisition	—	2,972
Accrued professional service fee	1,109	1,132
Accrued air plane rental costs	1,021	1,040
Deferred income from government subsidies	1,531	867
Accrued server hosting fee	418	820
Share-based compensation liability	—	393
Payables for purchase of equipment	379	—
Other accrued expenses	2,818	3,729
Total	29,613	43,058

Share-based compensation liability represents accrued liability in connection with cash-settled nonvested shares granted to Alohar employees as set out in Note 3(c).